Income (loss) Before Income Taxes for Domestic and Foreign Entities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income (loss) before income taxes, domestic	$ (3,911)	$ (23,750)	$ (27,902)
Income (loss) before income taxes, foreign	75,985	133,611	126,903
INCOME BEFORE INCOME TAX	$ 72,074	$ 109,861	$ 99,001